Share Capital - Additional Information (Detail) $ in Millions		3 Months Ended	6 Months Ended
	Apr. 06, 2017 CAD ($) shares	Jun. 30, 2017 CAD ($)	Jun. 30, 2018 shares	Jun. 30, 2017 CAD ($)	Dec. 31, 2017 shares	May 17, 2017 shares	Dec. 31, 2016 shares
Disclosure of classes of share capital [Line Items]
Maximum percentage of preferred shares upon issuance or outstanding of common shares			20.00%
Number of common shares authorized			unlimited
Number of common share financing through bought-deal	187,500,000				187,500,000
Gross proceeds from bought-deal offering | $	$ 3,000
Net proceeds from bought-deal offering | $	2,900	$ 2,899		$ 2,899
Share issuance costs | $	$ 101
Shares outstanding			1,228,790,000		1,228,790,000		833,290,000
Preferred Shares [Member]
Disclosure of classes of share capital [Line Items]
Shares outstanding			0		0
Stock Option Plan [Member]
Disclosure of classes of share capital [Line Items]
Shares available for future issuance			21,000,000		15,000,000
ConocoPhillips Company and Certain of its Subsidiaries [Member]
Disclosure of classes of share capital [Line Items]
Consideration transferred as common shares						208,000,000